Acquisitions, Dispositions and Restructuring - Amounts Incurred and Amounts Expected to be Incurred in Future by Major Type of Cost and by Segment (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the year ended	$ 18,113	$ 35,727
Incurred from restructuring inception to December 31, 2014	53,840
Estimate of remaining amounts to be incurred	9,000
Total	62,840
Americas, Europe and Africa [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the year ended	9,170	34,066
Incurred from restructuring inception to December 31, 2014	43,236
Estimate of remaining amounts to be incurred	9,000
Total	52,236
Americas, Europe and Africa [Member] | Impairments And Write Offs
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the year ended	(1,240)	14,163
Incurred from restructuring inception to December 31, 2014	12,923
Total	12,923
Americas, Europe and Africa [Member] | Severance and other personnel-related costs [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the year ended	3,735	9,645
Incurred from restructuring inception to December 31, 2014	13,380
Estimate of remaining amounts to be incurred	476
Total	13,856
Americas, Europe and Africa [Member] | Morgan City yard-related expenses [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the year ended	6,675	4,175
Incurred from restructuring inception to December 31, 2014	10,850
Estimate of remaining amounts to be incurred	5,252
Total	16,102
Americas, Europe and Africa [Member] | Other [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the year ended		158
Incurred from restructuring inception to December 31, 2014	158
Estimate of remaining amounts to be incurred	3,272
Total	3,430
Americas, Europe and Africa [Member] | Morgan City environmental reserve [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the year ended		5,925
Incurred from restructuring inception to December 31, 2014	5,925
Total	5,925
Corporate Segment
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the year ended	8,943	1,661
Incurred from restructuring inception to December 31, 2014	10,604
Total	10,604
Corporate Segment | Severance and other personnel-related costs [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the year ended	938	1,661
Incurred from restructuring inception to December 31, 2014	2,599
Total	2,599
Corporate Segment | Other [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the year ended	798
Incurred from restructuring inception to December 31, 2014	798
Total	798
Corporate Segment | Legal And Other Consulting Fees
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the year ended	7,207
Incurred from restructuring inception to December 31, 2014	7,207
Total	$ 7,207